Commitments and contingencies (Details Narrative) € in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 EUR (€)
Statement [Line Items]
Unfinished product inventory, top | €					€ 490
Gains (losses) on litigation settlements	$ 2,261,000
Unfinished Inventory | €					401
Other income		$ 1,860,000		$ 346,000
Royalty expense		0	$ 105,000	506,000
Royalties paid		0	(256,000)	(1,056,000)
Inventory recognised as of acquisition date | €					€ 1,047
Four percentage on quarterly sales [Member]
Statement [Line Items]
Cost of merchandise sold		2,000,000
Six percentage on quarterly sales bottom [Member]
Statement [Line Items]
Cost of merchandise sold		2,000,000
Six percentage on quarterly sales top [Member]
Statement [Line Items]
Cost of merchandise sold		4,000,000
Eight percentage on quarterly sales [Member]
Statement [Line Items]
Cost of merchandise sold		4,000,000
Aggrastat [Member]
Statement [Line Items]
Unfinished product inventory		150,000
ZYPITAMAG [Member] | Zydus [Member]
Statement [Line Items]
Royalty expense		0	234,000	$ 151,000
Cost of good sold		$ 0	$ 0
Between 200000 and 400000 [Member] | Birmingham Associates Ltd [Member] | Aggrastat [Member]
Statement [Line Items]
Percentage of royalty		8.00%			8.00%
Above 400000 [Member] | Birmingham Associates Ltd [Member] | Aggrastat [Member]
Statement [Line Items]
Percentage of royalty		6.00%			6.00%
Upto 200000 [Member] | Birmingham Associates Ltd [Member] | Aggrastat [Member]
Statement [Line Items]
Percentage of royalty		4.00%			4.00%
Business And Administration Agreement With Gvi [Member]
Statement [Line Items]
Amount committed to pay under the agreement, per month		$ 7,000
Amount committed to pay under the agreement, per year		$ 85,000